UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014 (Unaudited)

Notes to Financial Statements	11

Disclosure of Fund Expenses	18

Approval of Investment Advisory Agreement	20

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.0%
	Shares	Value

CONSUMER DISCRETIONARY — 12.9%
Black Diamond *	40,200	$448,230
Cache *	44,550	118,503
CafePress *	62,400	373,776
Callaway Golf	169,350	1,475,038
Diversified Restaurant Holdings *	49,600	248,496
JAKKS Pacific	25,503	223,406
Jamba *	112,500	1,244,250
Johnson Outdoors, Cl A	12,176	254,844
Luby’s *	171,700	930,614
Marine Products	51,100	362,810
MarineMax *	57,230	919,114
Rocky Brands	23,700	346,968
Ruth’s Hospitality Group	45,700	575,363
Spartan Motors	151,300	803,403
Stoneridge *	14,040	150,088
Tuesday Morning *	30,134	421,273
WCI Communities *	20,300	389,151

		9,285,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER STAPLES — 0.9%
John B Sanfilippo & Son	8,200	$189,010
Lifeway Foods	21,160	317,612
Omega Protein *	12,290	139,614

		646,236

ENERGY — 8.0%
Bolt Technology	69,600	1,174,848
Emerald Oil *	94,800	670,236
Evolution Petroleum	78,900	931,020
Profire Energy *	21,633	88,912
Ring Energy *	35,459	652,446
Synergy Resources *	95,700	1,113,948
TGC Industries *	126,201	638,577
Triangle Petroleum *	55,460	533,525

		5,803,512

FINANCIALS — 18.7%
Bank Mutual	87,900	529,158
Cardinal Financial	18,300	307,440
First Bancorp	30,100	479,493
First Busey	71,900	395,450
First Security Group *	253,710	482,049
Fox Chase Bancorp	37,000	617,160
ICG Group *	50,880	1,036,934
Independent Bank Group	11,050	543,771
Metro Bancorp *	19,800	404,316
MutualFirst Financial	79,400	1,492,720
North Valley Bancorp *	40,600	917,560
OmniAmerican Bancorp	25,420	631,941
Park Sterling	171,500	1,119,895
Physicians Realty Trust (A)	36,700	503,524
Regional Management *	9,760	149,718
SI Financial Group	73,900	872,020
Simmons First National, Cl A	19,130	691,741
Southern National Bancorp of Virginia	35,600	367,748

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — (continued)
Territorial Bancorp	30,620	$626,485
TF Financial	5,290	165,895
TICC Capital	78,000	751,140
Westbury Bancorp *	27,600	392,472

		13,478,630

HEALTH CARE — 17.1%
Accuray *	61,200	514,080
Amedica *	46,730	313,091
AngioDynamics *	55,000	739,200
AtriCure *	66,250	1,020,250
AxoGen *	68,200	175,956
BioDelivery Sciences International *	64,100	571,131
BioScrip *	141,200	977,104
BioTelemetry *	69,400	551,036
Cerus *	95,400	413,082
Chelsea Therapeutics International *	40,100	195,688
Derma Sciences *	48,100	497,354
Heron Therapeutics *	21,202	255,484
Nanosphere *	158,071	270,301
NanoString Technologies *	28,080	455,458
Natus Medical *	31,180	774,200
NeoGenomics *	154,300	510,733
OraSure Technologies *	71,300	467,015
PharMerica *	23,700	644,403
Sharps Compliance *	124,100	510,051
Spectranetics *	46,858	996,201
Streamline Health Solutions *	85,100	425,500
Trinity Biotech ADR	32,010	784,565
Vanda Pharmaceuticals *	20,600	286,958

		12,348,841

INDUSTRIALS — 20.1%
Active Power *	111,000	313,020
Aegean Marine Petroleum Network	118,400	1,092,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — (continued)
Allied Motion Technologies	6,000	$68,040
CECO Environmental	86,300	1,371,307
Columbus McKinnon *	19,100	505,959
FreightCar America	57,580	1,512,051
Graham	9,109	271,812
Hurco	36,200	965,092
Insteel Industries	50,020	1,029,412
Layne Christensen *	53,400	930,228
Mfri *	32,200	350,658
NN	5,880	115,072
Northwest Pipe *	14,103	504,464
PMFG *	118,395	671,300
Preformed Line Products	5,700	340,632
Primoris Services	14,317	400,590
Quality Distribution *	47,600	598,332
SIFCO Industries	54,554	1,792,099
Sparton *	23,590	640,704
Twin Disc	23,100	668,283
Ultralife *	100,500	361,800

		14,503,687

INFORMATION TECHNOLOGY — 17.8%
Brightcove *	98,000	844,760
Callidus Software *	119,200	1,137,764
Computer Task Group	37,900	599,199
Datalink *	41,800	536,712
Datawatch *	35,444	479,557
DSP Group *	25,800	205,368
eGain *	67,890	444,001
Extreme Networks *	146,500	837,980
Information Services Group *	27,960	138,402
IntraLinks Holdings *	106,900	978,135
Iteris *	166,000	322,040
LTX-Credence *	61,790	595,037
Marchex, Cl B	36,200	334,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — (continued)
PAR Technology *	52,700	$254,541
Perceptron	21,995	259,541
PLX Technology *	101,700	589,860
Proofpoint *	18,310	465,807
Qumu *	50,700	681,915
Reis *	15,816	260,331
Rudolph Technologies *	55,080	501,779
SciQuest *	13,254	317,831
Seachange International *	93,700	877,969
ShoreTel *	69,810	527,065
Silicon Image *	77,700	435,897
support.com *	95,538	235,979

		12,862,320

MATERIALS — 2.5%
Northern Technologies International *	8,800	186,120
Olympic Steel	32,200	848,792
Penford *	38,900	490,140
Synalloy	15,800	244,900

		1,769,952

TOTAL COMMON STOCK

(Cost $67,163,845)		70,698,505

SHORT-TERM INVESTMENT (B) — 0.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $552,246)	552,246	552,246

TOTAL INVESTMENTS — 98.8%

(Cost $67,716,091)		$71,250,751

Percentages are based on Net Assets of $72,117,023.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of April 30, 2014.

ADR—American Depository Receipts

Cl—Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $67,716,091)	$71,250,751
Receivable for Investment Securities Sold	1,004,264
Receivable for Capital Shares Sold	172,385
Dividend and Interest Receivable	6
Prepaid Expenses	23,253

Total Assets	72,450,659

Liabilities:
Payable for Investment Securities Purchased	172,817
Payable due to Investment Adviser	43,811
Payable for Capital Shares Redeemed	43,656
Payable due to Administrator	11,507
Payable due to Trustees	5,501
Chief Compliance Officer Fees Payable	2,470
Payable due to Shareholder Servicing Agent (Investor Class Shares)	1,444
Distribution Fees Payable (Investor Class Shares)	1,004
Other Accrued Expenses and Other Payables	51,426

Total Liabilities	333,636

Net Assets	$72,117,023

NET ASSETS CONSIST OF:
Paid-in-Capital	$65,664,913
Accumulated Net Investment Loss	(188,497)
Accumulated Net Realized Gain on Investments	3,105,947
Net Unrealized Appreciation on Investments	3,534,660

Net Assets	$72,117,023

Net Asset Value Per Share-
Institutional Class Shares (unlimited authorization - no par value) ($67,420,430 ÷ 4,654,934 shares)	$14.48

Net Asset Value Per Share-
Investor Class Shares (unlimited authorization - no par value) ($4,696,593 ÷ 326,261 shares)	$14.40

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2014
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$247,755

Total Investment Income	247,755

Expenses:
Investment Advisory Fees	426,255
Administration Fees	69,424
Trustees’ Fees	10,751
Distribution Fees (Investor Class Shares)	5,008
Shareholder Serving Fees (Investor Class Shares)	5,008
Chief Compliance Officer Fees	4,650
Transfer Agent Fees	41,549
Legal Fees	16,594
Registration and Filing Fees	15,077
Printing Fees	13,651
Audit Fees	11,030
Custodian Fees	2,348
Other Expenses	10,741

Total Expenses	632,086

Less:
Waiver of Investment Advisory Fees	(195,827)
Fees Paid Indirectly — Note 4	(7)

Net Expenses	436,252

Net Investment Loss	(188,497)

Net Realized Gain on Investments	3,123,063
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,939,419)

Net Realized and Unrealized Loss on Investments	(1,816,356)

Net Decrease in Net Assets Resulting from Operations	$(2,004,853)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(188,497)	$(179,778)
Net Realized Gain on Investments	3,123,063	1,162,887
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,939,419)	8,446,680

Net Increase (Decrease) in Net Assets Resulting From Operations	(2,004,853)	9,429,789

Dividends and Distributions to Shareholders:
Net Investment Income
Institutional	–	(5,254)
Investor	–	(103)
Net Capital Gains
Institutional	(962,549)	(7,577)
Investor	(30,622)	(316)

Total Dividends and Distributions to Shareholders	(993,171)	(13,250)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	16,074,892	45,603,250
Reinvestment of Distributions	955,538	12,830
Redeemed	(2,720,614)	(455,460)

Net Institutional Share Transactions	14,309,816	45,160,620

Investor Class Shares
Issued	4,907,712	1,466,920
Reinvestment of Distributions	30,572	420
Redemption Fees — Note 2	–	73
Redeemed	(1,511,020)	(106,600)

Net Investor Share Transactions	3,427,264	1,360,813

Net Increase in Net Assets From Capital Share Transactions	17,737,080	46,521,433

Total Increase in Net Assets	14,739,056	55,937,972

Net Assets:
Beginning of Period	57,377,967	1,439,995

End of Period (including accumulated (distributions in excess of) net investment loss of ($188,497) and $—, respectively)	$72,117,023	$57,377,967

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period
	Institutional Class Shares
	Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Period Ended October 31, 2012‡

Net Asset Value, Beginning of Period	$14.90		$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.04)		(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.13)		4.74	0.37

Total from Investment Operations	(0.17)		4.66	0.34

Redemption Fees	$–		$–	$–

Dividends and Distributions:
Net Investment Income	–		(0.04)	–
Net Realized Gains	(0.25)		(0.06)	–

Total Dividends and Distributions	(0.25)		(0.10)	–

Net Asset Value, End of Period	$14.48		$14.90	$10.34

Total Return†	(1.20)%		45.44%	3.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$67,420		$55,741	$1,382
Ratio of Expenses to Average Net Assets	1.25	%††	1.25%	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.81	%††	2.65%	72.09	%††
Ratio of Net Investment Loss to Average Net Assets	(0.52	)%††	(0.64)%	(0.49	)%††
Portfolio Turnover Rate	30	%^	36%	17	%^

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period
	Investor Class Shares
	Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Period Ended October 31, 2012‡

Net Asset Value, Beginning of Period	$14.85		$10.33	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.08)		(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.12)		4.75	0.38

Total from Investment Operations	(0.20)		4.60	0.33

Redemption Fees	$–		$0.00(1)	$–

Dividends and Distributions:
Net Investment Income	–		(0.02)	–
Net Realized Gains	(0.25)		(0.06)	–

Total Dividends and Distributions	(0.25)		(0.08)	–

Net Asset Value, End of Period	$14.40		$14.85	$10.33

Total Return†	(1.40)%		44.81%	3.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$4,697		$1,637	$58
Ratio of Expenses to Average Net Assets	1.75	%††	1.75%	1.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.31	%††	3.73%	331.49	%††
Ratio of Net Investment Loss to Average Net Assets	(1.10	)%††	(1.12)%	(0.88	)%††
Portfolio Turnover Rate	30	%^	36%	17	%^

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.
(1)	Amount represents less than $0.01 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The short-term investment is valued at net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Fund’s investments were considered Level 1. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2014, there were no Level 3 securities.

During the period ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the period ended April 30, 2014 there were no redemption fees retained by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $500 million, 0.10% on assets between $500 million and $1 billion and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2014, the Fund’s Investor Shares incurred $5,008 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the period ended April 30, 2014, the Fund’s Investor Shares incurred $5,008 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2014, the Fund earned cash management credits of $7, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

(90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015. As of April 30, 2014, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $41,114, expiring 2015, $431,474, expiring 2016 and $382,706, expiring in 2017. During the period ended April 30, 2014, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Share Transactions:
Institutional Class Shares
Issued	1,030,523	3,638,225
Reinvested	64,607	1,246
Redeemed	(180,639)	(32,656)

Net Institutional Share Transactions	914,491	3,606,815

Investor Class Shares
Issued	315,082	112,493
Reinvested	2,075	41
Redeemed	(101,109)	(7,907)

Net Investor Share Transactions	216,048	104,627

7. Investment Transactions:

For the period ended April 30, 2014, the Fund made purchases of $36,041,271 and sales of $19,877,483 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORTSMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014
(Unaudited)

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Total
2013	$13,250	$13,250
2012	–	–

As of October 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$842,312
Undistributed Long-Term Capital Gain	150,606
Unrealized Appreciation	8,457,216

Total Distributable Earnings	$9,450,134

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$67,716,091	$9,139,747	$(5,605,087)	$3,534,660

9. Other:

At April 30, 2014, 89% of the Institutional Class Shares total shares outstanding were held by two record shareholders and 86% of the Investor Class Shares total shares outstanding were held by two record shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. No additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$988.00	1.25%	$6.16
Investor Class	1,000.00	986.00	1.75	8.62
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class	1,000.00	1,016.12	1.75	8.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 20, 2013 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was approved. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2014

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014